Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2013 item	Sep. 19, 2012 item
Contingencies
Number of search warrants executed authorizing the seizure of certain records from Seaboard's offices in Merriam, Kansas and at the Seaboard Foods employment office and the human resources department in Guymon, Oklahoma.		3
Number of civil or criminal proceedings or charges filed	0